UNITED
STATES SECURITIES AND
EXCHANGE COMMISSION
Washington, DC
20549

Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:   12/31/00
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Harleysville Group Inc.
Address:	355 Maple Avenue
		Harleysville, PA  19438-2297
Form 13F File Number:  28- 4718
The  institutional investment manager filing this report and the person by  whom it  is  signed hereby represent that the person signing the report is authorized to  submit  it,  that  all
information contained herein  is  true,  correct  and complete,  and that  it  is  understood that all  required  items,  statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   Mark R. Cummins
Title:  Executive Vice President & Treasurer
Phone:  215-256-5025
Signature, Place, and Date of Signing:
	/s/Mark R. Cummins   Harleysville, PA   March 14, 2001
	[Signature]	   [City, State]      [Date]
Report Type (check only one.):
[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ]  13F  NOTICE.   (Check here if no holdings reported are in this
report,  and all holdings are reported by other reporting
manager(s).)
[ ]  13F  COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
	Form 13F File Number	Name
	28-
	[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:
1 Form 13F Information Table Entry
Total:     48 Form 13F Information
Table Value Total: $493,766
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report  is  filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]
	No.  Form 13F File Number   Name
	1    28-4718	           Harleysville Asset Management L.P.
	[Repeat as necessary]

HARLEYSVILLE GROUP INC

December 31, 2000
FORM 13F INFORMATION TABLE

COLUMN   1	    COLUMN  2      COLUMN  3   COLUMN   4
COLUMN   5
COLUMN 6	COLUMN 7		     COLUMN 8
					VALUE      SHARES/
SH/     PUT/ INVESTMENT	OTHER		VOTING
AUTHORITY
NAME  OF  ISSUER	   TITLE OF CLASS         CUSIP   (x$1000)	PRN  AMT	 PRN
CALL	DISCRETION	MANAGERS  SOLE    SHARED   NONE
-------------------------	--------------    -----------	  ------
--   -------
---	----	----------	    --------  ------------
---------
AT&T  CORPORATION	  COM		001957-10-9          4,924	285,440	SH
SOLE	N/A	285,440
AMERICA  ONLINE  INC  COM		02364J-10-4          5,711	164,110	SH
SOLE	N/A	164,110
AMERICAN  HOME  PRODUCTS		COM       026609-10-7       6,689
105,245	SH
SOLE	N/A	105,245
AMERICAN  INTL  GROUP INC		COM       026874-10-7      17,675
179,330	SH
SOLE	N/A	179,330
AMGEN  INC	  COM		 031162-10-0         7,203	112,640	SH
SOLE	N/A	112,640
BANK  NEW  YORK  INC   COM		 064057-10-2         4,816	 87,250	SH
SOLE	N/A	 87,250
BANK  ONE  CORP	   COM		 06423A-10-3         7,569	206,615	SH
SOLE	N/A	206,615
BRISTOL  MYERS  SQUIBB CO		COM       110122-10-8      10,904
147,470	SH
SOLE	N/A	147,470
CHUBB  CORPORATION    COM		171232-10-1         10,440	120,705	SH
SOLE	N/A	120,705
CICSO  SYSTEMS  INC    COM		 17275R-10-2        20,807	544,006	SH

SOLE	N/A	544,006
CITIGROUP  INC		COM			172967-10-1	14,742
	288,685	SH
SOLE	N/A	288,685
CORNING  INC		COM			219350-10-5		4,652
88,090	SH
SOLE	N/A	 88,090
DELL  COMPUTER  CORP  COM		247025-10-9	10,393
	596,030	SH
SOLE	N/A	596,030
DISNEY  (WALT)  COMPANY		COM	254687-10-6		8,754
302,540	SH
SOLE	N/A	302,540
EMC  CORPORATION		COM		268648-10-2	25,277
	380,110	SH
SOLE	N/A	380,110
FEDERAL  NATNL  MORTG ASSN		COM	313586-10-9	12,421
143,200	SH
SOLE	N/A	143,200
GENERAL  ELECTRIC  COMPANY		COM	369604-10-3	19,705
411,065	SH
SOLE	N/A	411,065
GILLETTE  CO		COM			375766-10-2		6,961
	192,700	SH
SOLE	N/A	192,700
HALLIBURTON  COMPANY  COM		406216-10-1	12,140
	334,895	SH
SOLE	N/A	334,895
HARLEYSVILLE  NATNL  CORP		COM	412850-10-9		3,398
97,961	SH
SOLE	N/A	 97,961
HARLEYSVILLE  SAVINGS  ASSN		COM	412856-10-6		1,058
74,249	SH
SOLE	N/A	 74,249
HEALTH  MANAGEMENT  ASSOC		CLA	421933-10-2	10,348
498,710	SH
SOLE	N/A	498,710
INTEL  CORPORATION		COM		458140-10-0	13,957
	464,290	SH
SOLE	N/A	464,290
IBM  CORPORATION		COM		459200-10-1		9,856
	115,940	SH
SOLE	N/A	115,940
IVY  INTERNATIONAL  FUND		CLA	465897-50-2		7,485
284,051	SH
SOLE	N/A	284,051
JOHNSON  &  JOHNSON    COM			478160-10-4	11,943
	113,675	SH
SOLE	N/A	113,675
LUCENT  TECHNOLOGIES  INC		COM	549463-10-7		3,083
228,392	SH
SOLE	N/A	228,392
MCDONALDS  CORPORATION		COM	580135-10-1		9,246
271,950	SH
SOLE	N/A	271,950
MEDTRONIC  INC		COM			585055-10-6	11,409
	188,980	SH
SOLE	N/A	188,980
MERCK  &  CO  INC		 COM			589331-10-7	12,011
	128,290	SH
SOLE	N/A	128,290
MICROSOFT  CORPORATION		COM	594918-10-4	14,243
328,350	SH
SOLE	N/A	328,350
MORGAN  (JP)  &  CO INC			COM	 616880-10-0	10,913
65,930	SH
SOLE	N/A	 65,930
PFIZER  INC		COM			717081-10-3	16,555
	359,914	SH
SOLE	N/A	359,914
PROCTER  &  GAMBLE  CO COM			742718-10-9		8,406
	107,160	SH
SOLE	N/A	107,160
QWEST COMMUNICATIONS
	INTL  INC		 COM			749121-10-9		8,726
	213,470	SH
SOLE	N/A	213,470
SBC  COMMUNICATIONS  INC		COM	845333-10-3	14,542
304,535	SH
SOLE	N/A	304,535
SCHERING  PLOUGH  CORP		COM	806605-10-1	10,735
189,170	SH
SOLE	N/A	189,170
SCHLUMBERGER  LTD		COM		806857-10-8		7,497
93,785	SH
SOLE	N/A	 93,785
SOLECTRON  CORPORATION		COM	834182-10-7	12,709
374,873	SH
SOLE	N/A	374,873
STAPLES  INC		COM			855030-10-2		8,875
	751,343	SH
SOLE	N/A	751,343
SUN  MICROSYSTEMS  INC		COM	866810-10-4		8,584
307,940	SH
SOLE	N/A	307,940
TIME  WARNER  INC		 COM			887315-10-9		7,018
	134,330	SH
SOLE	N/A	134,330
TYCO  INTL  LTD  (NEW) COM			902124-10-6		10,657
	192,020	SH
SOLE			N/A	192,020
VANGUARD INTL GROWTH		INTL GRWTH FD	921910-20-4
3,254   172,462
SH					SOLE      N/A	172,462
WALGREEN  COMPANY		COM		931422-10-9		12,877
	307,990	SH
SOLE			N/A	307,990
WELLS  FARGO  &  CO (NEW)			COM       949746-10-1     13,955
250,600	SH
SOLE			N/A	250,600
WILLIAMS  COMPANIES   COM		969457-10-0		12,075
	302,360	SH
SOLE			N/A	302,360
WORLDCOM  INC  GA(NEW)		COM       55268B-10-6       6,568
467,111	SH
SOLE			N/A	467,111